SALES	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Sales	SALES
The following tables present the Company’s Sales by mining operation, product and inventory type:

	Gold Sales from Doré Production	Sales from Concentrate and Other Production	Total Sales
Year Ended December 31, 2022
CC&V	$328	$5	$333
Musselwhite	305	—	305
Porcupine	504	—	504
Éléonore	391	—	391
Peñasquito:
Gold	110	896	1,006
Silver (1)	—	549	549
Lead	—	133	133
Zinc	—	501	501
Total Peñasquito	110	2,079	2,189
Merian	723	—	723
Cerro Negro	508	—	508
Yanacocha	446	5	451
Boddington:
Gold	366	1,081	1,447
Copper	—	316	316
Total Boddington	366	1,397	1,763
Tanami	878	—	878
Ahafo	1,023	—	1,023
Akyem	749	—	749
NGM (2)	2,026	72	2,098
Consolidated	$8,357	$3,558	$11,915
____________________________
(1)Silver sales from concentrate includes $73 related to non-cash amortization of the silver streaming agreement liability.
(2)The Company purchases its proportionate share of gold doré from NGM for resale to third parties. Gold doré purchases from NGM totaled $2,022 for the year ended December 31, 2022.

	Gold Sales from Doré Production	Sales from Concentrate and Other Production	Total Sales
Year Ended December 31, 2021
CC&V	$382	$14	$396
Musselwhite	277	—	277
Porcupine	517	—	517
Éléonore	446	—	446
Peñasquito:
Gold	207	1,043	1,250
Silver (1)	—	651	651
Lead	—	172	172
Zinc	—	561	561
Total Peñasquito	207	2,427	2,634
Merian	780	—	780
Cerro Negro	480	—	480
Yanacocha	451	20	471
Boddington:
Gold	311	901	1,212
Copper	—	295	295
Total Boddington	311	1,196	1,507
Tanami	879	—	879
Ahafo	864	—	864
Akyem	680	—	680
NGM (2)	2,216	75	2,291
Consolidated	$8,490	$3,732	$12,222
____________________________
(1)Silver sales from concentrate includes $79 related to non-cash amortization of the silver streaming agreement liability.
(2)The Company purchases its proportionate share of gold doré from NGM for resale to third parties. Gold doré purchases from NGM totaled $2,212 for the year ended December 31, 2021.

	Gold Sales from Doré Production	Sales from Concentrate and Other Production	Total Sales
Year Ended December 31, 2020
CC&V	$478	$—	$478
Red Lake (1)	67	—	67
Musselwhite	180	—	180
Porcupine	566	—	566
Éléonore	371	—	371
Peñasquito:
Gold	84	810	894
Silver (2)	—	510	510
Lead	—	134	134
Zinc	—	348	348
Total Peñasquito	84	1,802	1,886
Merian	822	—	822
Cerro Negro	404	—	404
Yanacocha	592	1	593
Boddington:
Gold	290	931	1,221
Copper	—	155	155
Total Boddington	290	1,086	1,376
Tanami	871	—	871
Ahafo	853	—	853
Akyem	671	—	671
NGM (3)	2,285	74	2,359
Consolidated	$8,534	$2,963	$11,497
____________________________
(1)On March 31, 2020, the Company sold Red Lake. Refer to Note 8 for additional information.
(2)Silver sales from concentrate includes $67 related to non-cash amortization of the silver streaming agreement liability.
(3)The Company purchases its proportionate share of gold doré from NGM for resale to third parties. Gold doré purchases from NGM totaled $2,293 for the year ended December 31, 2020.
Trade Receivables and Provisional Sales
At December 31, 2022 and December 31, 2021, Trade receivables primarily consisted of sales from provisionally priced concentrate and other production. The impact to Sales from revenue recognized due to the changes in pricing is a (decrease) increase of $(34), $32 and $80 for the years ended December 31, 2022, 2021, and 2020, respectively.
At December 31, 2022, Newmont had the following provisionally priced concentrate sales subject to final pricing over the next several months:

	Provisionally Priced Sales Subject to Final Pricing	Average Provisional Price (per ounce/pound)
Gold (ounces, in thousands)	159	$1,817
Copper (pounds, in millions)	37	$3.80
Silver (ounces, in millions)	4	$23.86
Lead (pounds, in millions)	26	$1.05
Zinc (pounds, in millions)	74	$1.35
Silver Streaming Agreement
The Company is obligated to sell 25% of silver production from the Peñasquito mine to Wheaton Precious Metals Corporation at the lesser of market price or a fixed contract price, subject to an annual inflation adjustment of up to 1.65%. This agreement contains off-market terms and was initially recognized at its acquisition date fair value as a finite-lived intangible liability. The current and non-current portion are recorded to Other current liabilities and Silver streaming agreement on the Consolidated Balance Sheet respectively. The Company’s policy is to amortize the liability into Sales each period using the units-of-production method. During the years ended December 31, 2022, 2021, and 2020, the Company amortized $73, $79, and $67, respectively, of the liability into revenue. At December 31, 2022 and 2021, the value of the liability included in the Consolidated Balance Sheet was $908 and $981, respectively.
Revenue by Geographic Area
Newmont primarily conducts metal sales in U.S. dollars, and therefore Sales are not exposed to fluctuations in foreign currencies. Revenues from sales attributed to countries based on the customer’s location were as follows:

	Years Ended December 31,
	2022	2021	2020
United Kingdom	$8,309	$8,404	$8,489
South Korea	1,426	1,665	1,317
Mexico	604	642	277
Japan	442	386	244
Philippines	340	264	242
Germany	308	282	277
United States	24	62	97
Switzerland	—	275	243
Other (1)	462	242	311
	$11,915	$12,222	$11,497
____________________________
(1)Includes $73, $79, and $67 related to non-cash amortization of the silver streaming agreement liability for the years ended December 31, 2022, 2021, and 2020, respectively.
Revenue by Major Customer
As gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product. In 2022, sales to Standard Chartered were $4,179 (35%) and JPMorgan Chase were $1,503 (13%) of total gold sales. In 2021, sales to Standard Chartered were $4,634 (38%) and JPMorgan Chase were $2,002 (17%) of total gold sales. In 2020 sales to JPMorgan Chase were $2,775 (24%) and Standard Chartered were $2,737 (24%) of total gold sales.
The Company sells silver, lead, zinc and copper predominantly in the form of concentrates which are sold directly to smelters located in Asia, North America, and Europe. The concentrates are sold under a combination of short-term and long-term supply contracts with processing fees based on the demand for these concentrates in the global marketplace.